TIAA-CREF High-Yield Fund
TIAA-CREF High-Yield Fund
Investment objective
The Fund seeks high current income
and, when consistent with its primary objective, capital appreciation.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	TIAA-CREF High-Yield Fund Advisor Class
Maximum sales charge imposed on purchases (percentage of offering price)	none
Maximum deferred sales charge	none
Maximum sales charge imposed on reinvested dividends and other distributions	none
Redemption or exchange fee	none
Maximum account fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TIAA-CREF High-Yield Fund Advisor Class
Management fees	0.34%
Distribution (Rule 12b-1) fees
Other expenses	0.12%	[1]
Total annual Fund operating expenses	0.46%
Waivers and expense reimbursements		[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.46%
[1]	Estimates for the current fiscal year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors Inc., has contractually agreed to reimburse the Fund for any Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.55% of the average daily net assets for Advisor Class shares of the Fund. These expense reimbursement arrangements will continue through at least December 3, 2016, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through December 3, 2016, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	TIAA-CREF High-Yield Fund Advisor Class USD ($)
1 year	$ 47
3 years	$ 148

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal investment strategies

The Fund invests primarily in lower-rated, higher-yielding fixed-income securities, such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. Under normal circumstances, the Fund invests at least 80% of its assets in debt and other fixed-income securities rated lower than investment-grade (and their unrated equivalents) or other high-yielding debt securities. (These are often called “junk” bonds.) Most of these will be securities rated in the BB or B categories by S&P, or the Ba or B categories by Moody’s. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may invest up to 20% of its assets in the following types of instruments: payment-in-kind or deferred-interest obligations, defaulted securities, asset-backed securities, securities rated lower than B- or its equivalent by at least two rating agencies and securities having limited liquidity.

The Fund can make foreign investments, including investments in emerging market countries and non-dollar denominated instruments, but the Fund does not expect such investments to exceed 20% of its assets under most circumstances. The Fund can also invest in U.S. Treasury and agency securities or other short-term instruments when other suitable investment opportunities are not available, or when Teachers Advisors, Inc. (“Advisors”) would like to build the Fund’s liquidity.

Over long periods of time, a broadly diversified portfolio of lower-rated, higher-yielding securities is designed to, net of capital losses, provide a higher net return than a similarly diversified portfolio of higher-rated, lower-yielding securities of similar duration. Advisors attempts to minimize the risks of investing in lower-rated securities by:

• Doing its own credit analysis (independent of the rating agencies). The Fund buys securities of issuers with a balance of operational and financial risks that Advisors believes make it likely that such issuers will be able to meet their financial obligations;

• Constructing a portfolio of securities diversified by industry, maturity, duration and credit quality; and

• Buying or selling particular securities to seek to take advantage of anticipated changes and trends in the economy and financial markets.

Advisors’ judgment of the value of any particular security is a function of its experience with lower-rated securities, evaluation of general economic and securities market conditions and the financial condition of the security’s issuer. Under some market conditions, the Fund may sacrifice potential yield in order to adopt a defensive posture designed to preserve capital.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies.

The benchmark index for the Fund is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value, if at all, or at any price.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering Advisor Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new Advisor Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2014, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar chart and table has not been restated to reflect any difference between the existing classes’ expenses and estimated Advisor Class expenses. Because existing class shares generally are expected to have different expenses than Advisor Class shares, if the charts below had been restated with Advisor Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)† High-Yield Fund

† The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2015, was -1.94%.
Best quarter: 17.76%, for the quarter ended June 30, 2009. Worst quarter: -12.70%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2014
Average Annual Returns - TIAA-CREF High-Yield Fund	1 Year	5 Years	Since Inception		Inception Date
Institutional Class	2.48%	8.64%	7.63%		Mar. 31, 2006
Retail Class	2.32%	8.38%	7.46%		Mar. 31, 2006
Retirement Class	2.33%	8.39%	7.37%		Mar. 31, 2006
Premier Class	2.43%	8.50%	7.55%	[1]	Sep. 30, 2009
After Taxes on Distributions | Institutional Class	(0.18%)	5.85%	4.75%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	1.62%	5.64%	4.77%
BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)	3.48%	8.71%	7.46%	[2]
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.
[2]	Performance is calculated from the inception date of the Institutional Class.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.